Profit or Loss Before Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Non-PRC USD ($)	Dec. 31, 2014 Non-PRC CNY	Dec. 31, 2013 Non-PRC CNY	Dec. 31, 2012 Non-PRC CNY	Dec. 31, 2014 PRC USD ($)	Dec. 31, 2014 PRC CNY	Dec. 31, 2013 PRC CNY	Dec. 31, 2012 PRC CNY
Schedule of Income Before Income Tax [Line Items]
Profit (loss) from continuing operations before income taxes	$ (50,255)	(311,804)	(36,679)	93,815	$ (78,255)	(485,539)	(165,039)	(74,140)	$ 28,000	173,735	128,360	167,955